Consolidated companies as of December 31, 2019	12 Months Ended
Dec. 31, 2019
Consolidated companies as of December 31, 2019
Consolidated companies as of December 31, 2019

30. Consolidated companies as of December 31, 2019

		Year ended December 31,
		2019		2018	2017
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2019 vs 2018)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

BioFocus DPI AG in liquidation	Switzerland	100%		100%	100%
Galapagos Biopharma Belgium BV	Belgium	100%	100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	100%	100%
Galapagos Biopharma Spain S.L.U	Spain	100%	100%
Galapagos Biopharma Italy S.r.l.	Italy	100%	100%
Galapagos Biopharma Germany GmbH	Germany	100%	100%
Galapagos B.V.	The Netherlands	100%		100%	100%
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
Galapagos, Inc. (formerly Biofocus, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate 1 BV	Belgium	100%		100%
Galapagos Real Estate 2 BV	Belgium	100%		100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%	100%
Galapagos SASU	France	100%		100%	100%
Fidelta d.o.o.	Croatia	100%		100%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%

In the fourth quarter of 2018 we incorporated two new legal entities in Mechelen, Belgium: Galapagos Real Estate 1 BV and Galapagos Real Estate 2 BV. In 2019 we incorporated the following legal entities: Galapagos Biopharma Belgium BV, Galapagos Biopharma Netherlands B.V., Galapagos Biopharma Spain S.L.U., Galapagos Biopharma Italy S.r.l., Galapagos Biopharma Germany GmbH and Galapagos Real Estate Netherlands B.V.

There are no significant restrictions on the group’s ability to access or use assets and settle liabilities of one of the group’s subsidiaries.